Financial risk management (Details 1) - INR (₨) ₨ in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of Aging of trade and other receivables past due but not impaired [Line Items]
Trade and other receivables	₨ 66,818	₨ 49,759
Allowance account for credit losses of financial assets	(1,194)	(1,296)	₨ (1,202)
Financial assets past due but not impaired [member]
Disclosure of Aging of trade and other receivables past due but not impaired [Line Items]
Trade and other receivables	68,012	51,055
Allowance account for credit losses of financial assets	(1,194)	(1,296)
Financial assets past due but not impaired [member] | Neither Past Due Nor Impaired [Member]
Disclosure of Aging of trade and other receivables past due but not impaired [Line Items]
Trade and other receivables	51,505	41,350
Not later than one year [member] | Financial assets past due but not impaired [member]
Disclosure of Aging of trade and other receivables past due but not impaired [Line Items]
Trade and other receivables	15,501	8,598
Later than one year [member] | Financial assets past due but not impaired [member]
Disclosure of Aging of trade and other receivables past due but not impaired [Line Items]
Trade and other receivables	₨ 1,006	₨ 1,107